Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11 – Subsequent Events

On July 7, 2022, the Company issued two 10% Promissory Notes due as described below (individually, the “Schrier Note” and the “William Mackay Note”, and collectively, the “Notes”), to Charles Schrier and William Mackay Investments LLC, (together, the “Lenders”) and in respect of which the Company received proceeds of $270,000.

The Notes carry a 10% interest rate per annum, accrued monthly and payable at maturity. The Schrier Note has a maturity date that is the earlier of (i) January 8, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The William Mackay Note has a maturity date that is the earlier of (i) August 8, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE.

The aggregate amount payable at maturity will be $317,647 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Notes contain a “most favored nations” clause that provides that, so long as the Notes are outstanding, if the Company issues any new security, which the Lenders reasonably believe contains a term that is more favorable than those in the Notes, the Company shall notify the Lenders of such term, and such term, at the option of the Lenders, shall become a part of the Notes. In addition, the Lenders will be issued in the aggregate (1) 130,235 five-year warrants (the “Warrants”) and (2) 130,235 shares of Common Stock as commitment shares (“Commitment Shares”). The Commitment Shares are priced at $0.25. The Warrants have an initial exercise price of $0.50 per share. The Warrants are not exercisable for six months following their issuance. The Lenders may exercise the Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the Warrants are not then registered pursuant to an effective registration statement.

On July 21, 2022, the Company issued a 10% Promissory Notes due to Michael C Howe Living Trust (the “Lender”) and in respect of which the Company received proceeds of $255,000.

The Note carries a 10% interest rate per annum, accrued monthly and payable at maturity. The note has a maturity date that is the earlier of (i) October 10, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE

The amount payable at maturity will be $300,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued (1) 123,000 five-year warrants (the “Warrants”) and (2) 123,000 shares of Common Stock as commitment shares (“Commitment Shares”). The Commitment Shares are priced at $0.25. The Warrants have an initial exercise price of $0.50 per share. The Warrants are not exercisable for six months following their issuance. The Lender may exercise the Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the Warrants are not then registered pursuant to an effective registration statement.

On July 21, 2022, the Company issued a 10% Promissory Notes due to Juan Carlos Iturregui (the “Lender”) and in respect of which the Company received proceeds of $25,000. Mr. Iturregui is a member of the Company’s Board of Directors.

The Note carries a 10% interest rate per annum, accrued monthly and payable at maturity. The note has a maturity date that is the earlier of (i) January 21, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE.

The amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued (1) 12,059 five-year warrants (the “Warrants”) and (2) 12,059 shares of Common Stock as commitment shares (“Commitment Shares”). The Commitment Shares are priced at $0.25. The Warrants have an initial exercise price of $0.50 per share. The Warrants are not exercisable for six months following their issuance. The Lender may exercise the Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the Warrants are not then registered pursuant to an effective registration statement.

On July 26, 2022, the Company issued a 10% Promissory Notes due to Erik Scott Nommsen (the “Lender”) and in respect of which the Company received proceeds of $50,000.

The Note carries a 10% interest rate per annum, accrued monthly and payable at maturity. The note has a maturity date that is the earlier of (i) October 10, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE.

The amount payable at maturity will be $58,823 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued (1) 24,117 five-year warrants (the “Warrants”) and (2) 24,117 shares of Common Stock as commitment shares (“Commitment Shares”). The Commitment Shares are priced at $0.25. The Warrants have an initial exercise price of $0.50 per share. The Warrants are not exercisable for six months following their issuance. The Lender may exercise the Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the Warrants are not then registered pursuant to an effective registration statement.

On July 27, 2022, the Company issued a 10% Promissory Notes due to James H. Caplan (the “Lender”) and in respect of which the Company received proceeds of $50,000.

The Note carries a 10% interest rate per annum, accrued monthly and payable at maturity. The note has a maturity date that is the earlier of (i) January 21, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE.

The amount payable at maturity will be $58,823 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued (1) 24,117 five-year warrants (the “Warrants”) and (2) 24,117 shares of Common Stock as commitment shares (“Commitment Shares”). The Commitment Shares are priced at $0.25. The Warrants have an initial exercise price of $0.50 per share. The Warrants are not exercisable for six months following their issuance. The Lender may exercise the Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the Warrants are not then registered pursuant to an effective registration statement.

On August 3, 2022, the Company amended the maturity date of the Diamond Note 4 to the earlier of (i) October 10, 2022 or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market.

On August 4, 2022, the Company issued a 10% Promissory Notes due to Jack Enright (the “Lender”) and in respect of which the Company received proceeds of $102,000.

The Note carries a 10% interest rate per annum, accrued monthly and payable at maturity. The note has a maturity of February 3, 2023.

The amount payable at maturity will be $120,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued 49,200 shares of Common Stock as commitment shares (“Commitment Shares”). The Commitment Shares are priced at $0.25.

On August 4, 2022, the Company issued a 10% Promissory Notes due to Jessica, Kevin C., Brody, Isabella and Jack Finnegan (collectively, the “Lenders”) and in respect of which the Company received proceeds of $25,000.

The Note carries a 10% interest rate per annum, accrued monthly and payable at maturity. The note has a maturity of February 3, 2023.

The amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lenders of such term, and such term, at the option of the Lenders, shall become a part of the Note. In addition, the Lenders will be issued in aggregate (1) 12,059 five-year warrants (the “Warrants”) and (2) 12,059 shares of Common Stock as commitment shares (“Commitment Shares”). The Commitment Shares are priced at $0.25. The Warrants have an initial exercise price of $0.50 per share. The Warrants are not exercisable for six months following their issuance. The Lenders may exercise the Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the Warrants are not then registered pursuant to an effective registration statement.

Note 14 – Subsequent Events

The Company entered into a debt-for-equity exchange agreement with Gardner Builders Holdings, LLC (the “Creditor”) on January 7, 2022 (the “Agreement”). Pursuant to the Agreement, the Company issued shares of restricted common stock, par value $0.01 per share, of MITI (the “Restricted Shares”) to the Creditor in exchange for the Company Debt Obligations, as defined below.

The Agreement settles for certain accounts payable amounts owed by the Company to the Creditor (the “Accounts Payable Amount”) as well as upcoming amounts that will become due between the date of the Agreement and April 1, 2022. The Agreement also settles incurred interest and penalties on the amounts due through January 5, 2022, as well as future interest payments on amounts to be incurred in the first quarter of 2022 (collectively, the “Additional Costs”, and combined with the Accounts Payable Amount, the “Company Debt Obligations”). The Accounts Payable Amount is $500,000, the Additional Costs is $294,912.56 and the conversion price is $0.25. As a result, 3,179,650 Restricted Shares were authorized to be issued. The Company’s Board of Directors approved the Agreement on January 5, 2022.

The Company issued a 10% Promissory Note due August 14, 2022 (the “Note”), dated February 14, 2022, to Lawrence Diamond (the “Lender”). Mr. Diamond is the Chief Executive Officer of the Company and a member of its Board of Directors. The principal amount of the Note is $175,000, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $148,750 and was funded on February 14, 2022. The amount payable at maturity will be $175,000 plus 10% of that amount plus accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition to the Note and Lender will be issued 367,500 5-year warrants that may be exercised at $.50 per share and 367,500 5-year warrants that may be exercised at $.75 per share. These warrants have all of the same terms as those previously issued in conjunction with the Company’s Series C Preferred shares and its Series D Preferred shares.

The Company issued a 10% Promissory Note due June 18, 2022 (the “Diamond Note”), dated March 18, 2022, to Lawrence Diamond (the “Lender”), which was subsequently amended. Lawrence Diamond is the Chief Executive Officer of the Company. The principal amount of the Diamond Note is $235,294.00, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000. The purchase price of the Diamond Note payable to the Company for the Diamond Note was $200,000 and was funded on March 18, 2022. The amount payable at maturity will be $235,294 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Diamond Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Diamond Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Diamond Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued 200,000 5-year warrants that may be exercised on substantially the same terms as the Series A warrant issued in connection with the Company’s Series D Convertible Preferred Stock.

On March 18, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with AJB Capital Investments, LLC (the “Investor”) with respect to the sale and issuance to the Investor of: (i) an initial commitment fee in the amount of $430,000 in the form of 1,720,000 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior its maturity, (ii) a promissory note in the aggregate principal amount of $750,000 (the “Note”), and (iii) Common Stock Purchase Warrants to purchase up to an aggregate of 750,000 shares of the Common Stock (the “Warrants”). The Note and Warrants were issued on March 17, 2022 (the “Original Issue Date”) and were held in escrow pending effectiveness of the Purchase Agreement.

Pursuant to the terms of the Purchase Agreement, the initial Commitment Fee Shares were issued at a value of $430,000, the Note was issued in a principal amount of $750,000 for a purchase price of $675,000, resulting in an original issue discount of $75,000; and the Warrants were issued, with an initial exercise price of $0.50 per share, subject to adjustment as described herein. The aggregate cash subscription amount received by the Company from the Investor for the issuance of the Commitment Fee Shares, Note and Warrants was $616,250.00, due to a reduction in the $675,000 purchase price as a result of broker, legal, and transaction fees.

As previously disclosed on the Company’s form 8-K filed on March 26, 2021 and October 22, 2021, the Company issued the Series C Convertible Preferred Stock and Series D Convertible Preferred Stock to the investors named therein (the “Series C Investors” and “Series D Investors”). The Company obtained consents and waivers (the “Consents”) from the Series D and Series D Investors to allow the Company to enter into the Purchase Agreement. The Company issued 411,000 shares of Common Stock to the Series C Investors 1,271,000 shares of Common Stock to the Series D Investors in connection with obtaining the Consents.